Supplemental cash flow information (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of supplemental cash flow information [abstract]
Schedule of Non-Cash Investing and Financing Activities

		Year Ended	Year Ended	Year Ended
Non-Cash Investing and	Note	30 June 2019	30 June 2018	30 June 2017
Financing Activities		$	$	$
Acquisition of CHI	6	-	700,000	-
Convertible debt settlement	9	-	668,610	-
Conversion of accounts payable into long-term promissory notes	10	100,000	-	-
Common shares issued in settlement of accrued and unpaid salaries	11,12	12,250	116,000	-
Reallocation of conversion rights reserve on settlement of convertible debt	9	-	92,966	-
Reallocation of share-based payment and other reserve on warrant exercise		-	26,200	-